Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Carrying amount	₩ 2,188,096	₩ 14,312,641
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Net assets		₩ 51,883,236
Ownership interests (%)		20.10%
Net assets attributable to ownership interests		₩ 11,082,048
Cost-book value differentials		1,169,813
Carrying amount		12,251,861
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 2,029,007	₩ 1,779,393
Ownership interests (%)	15.00%	15.00%
Net assets attributable to ownership interests	₩ 304,351	₩ 266,909
Cost-book value differentials	45,515	48,021
Carrying amount	349,866	314,930
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 536,804	₩ 510,464
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 339,976	₩ 323,294
Carrying amount	339,976	323,294
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 2,603,336	₩ 1,725,949
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 709,961	₩ 470,687
Cost-book value differentials	83,793	84,446
Carrying amount	793,754	555,133
SK South East Asia Investment Pte Ltd [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,743,908	₩ 1,559,951
Ownership interests (%)	20.00%	20.00%
Net assets attributable to ownership interests	₩ 348,782	₩ 311,990
Carrying amount	₩ 348,782	₩ 311,990